Earnings per share (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings per share, Basic EPS [Abstract]:
Net income	$ 72,038	$ 70,613
Less paid and accrued earnings allocated to Preferred Stock	(10,473)	(7,313)
Net income available to common stockholders	$ 61,565	$ 63,300
Weighted average number of common shares, basic and diluted	75,474,844	74,876,866
Earnings per common share, basic and diluted	$ .82	$ .85